PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2023	2024

Leasehold improvements	$1,466	$1,195
Furniture, fixtures and office equipment	3,386	3,350
IT equipment	2,437	2,454
Vehicles	1,739	1,705
Construction-in-process	—	214
Property and equipment, gross	9,028	8,918
Less: Accumulated depreciation	(6,239)	(6,733)
Property and equipment, net	$2,789	$2,185

Depreciation expenses incurred for the years ended December 31, 2022, 2023 and 2024 were $1,223, $1,280 and $1,419, respectively.